Loss per share (Tables)	12 Months Ended
Apr. 30, 2026
Net loss per share attributable to ordinary shareholders**
Schedule of calculation of basic and diluted net income per share

	Years Ended April 30,
	2024	2025	2026	2026
	S$	S$	S$	US$
Numerator:
Net loss available to ordinary shareholders	(2,359,844)	(5,137,064)	(6,157,779)	(4,834,474)
Denominator:
Weighted average number of ordinary shares outstanding – basic and diluted	9,075,989	10,537,688	12,610,917	12,610,917
Loss per ordinary share:
Basic and diluted	(0.26)	(0.49)	(0.49)	(0.38)